1940 Act File No. 811-7988
                                                     1933 Act File No. 333-92142

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                              Pre-Effective Amendment No.         |_|

                              Post-Effective Amendment No. 1      |X|

                          LORD ABBETT INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 201-6984
                        (Area Code and Telephone Number)

                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973
                     (Address of Principal Executive Offices
                              Number, Street, City,
                                State, Zip Code)

                      Christina T. Simmons, Vice President
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973
                     (Address of Principal Executive Offices
                              Number, Street, City,
                                State, Zip Code)

            Approximate Date of Proposed Public Offering: AS SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                        UNDER THE SECURITIES ACT OF 1933.

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.
              A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR
             ENDED NOVEMBER 30, 2001 WAS FILED ON FEBRUARY 26, 2002.

     TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST
                               WITH NO PAR VALUE.

     THIS FILING WILL BECOME EFFECTIVE UPON FILING, PURSUANT TO RULE 485(b).

Pursuant to Rule 429, this Registration Statement relates to shares previously registered by the Registrant on Form N-1A (Registration Nos. 33-68090; 811-7988)

                              CROSS-REFERENCE SHEET
           (Pursuant to Rule 481(a) under the Securities Act of 1933)

                   (ADD CROSS-REFERENCE SHEET FROM THE PROXY)

--------------------------------------------------------------------------------

PART A    ITEM CAPTION                            PROSPECTUS CAPTION
ITEM NO.
1         Beginning of Registration Statement
          and Outside Front Cover Page of
          Prospectus
2         Beginning and Outside Back Cover
          Page of Prospectus
3         Fee Table, Synopsis Information,        Fees and Expenses; Summary of
          and Risk Factors                        Proposal; Capitalization
4         Information About the Transaction       Information about the
                                                  Reorganization
5         Information About the Registrant        Incorporated by reference
6         Information About the Company Being     Incorporated by reference
          Acquired
7         Voting Information                      Meeting of Shareholders of the
                                                  World Bond-Debenture Series of
                                                  the Lord Abbett Securities
                                                  Trust; Additional Information
8         Interest of Certain Persons and         Not applicable
          Experts
9         Additional Information Required For     Not applicable
          Reoffering by Persons Deemed to be
          Underwriters

PART B    ITEM CAPTION                            STATEMENT OF ADDITIONAL
ITEM NO.                                          INFORMATION CAPTION
10        Cover Page                              Cover Page
11        Table of Contents                       Not applicable
12        Additional Information About the        Incorporated by reference
          Registrant
13        Additional Information About the        Incorporated by reference
          Company Being Acquired
14        Financial Statements                    Pro Forma Financial Statement

PART C                                            PART C CAPTION
ITEM NO.
15        Indemnification                         Indemnification
16        Exhibits                                Exhibits
17        Undertakings                            Undertakings

                         LORD ABBETT SECURITIES TRUST
                          World Bond-Debenture Series
             90 Hudson Street o Jersey City, New Jersey 07302-3973


                                                                 August 23, 2002
Dear Fellow Shareholder,


Here's news you'll be interested in as a shareholder of the World
Bond-Debenture Series of the Lord Abbett Securities Trust ("your Fund").

You are cordially invited to attend the Meeting of Shareholders (the "Meeting") that will take place:

     o  Date and Time:  October 10, 2002, at 11:00 a.m.

     o  Location:       90 Hudson Street
                        Jersey City, New Jersey 07302-3973

The purpose of the Meeting is to vote on a reorganization of your Fund.

As you know, your Fund seeks to achieve high current income and the opportunity for capital appreciation through investments in U.S. and foreign fixed-income securities. Although your Fund commenced investment operations in December 1997 and the public offering of its shares in March 1998, it has not been able to reach a sufficient asset base to achieve economies of scale.

As a result, the Board of Trustees has determined unanimously, following the recommendation of Lord, Abbett & Co. LLC, that the combination of your Fund with the Lord Abbett High Yield Fund ("High Yield Fund"), a series of the Lord Abbett Investment Trust, would be in the best interests of your Fund and its shareholders. Accordingly, the Board of Trustees has called a Meeting of Shareholders to consider the proposed reorganization.

As you evaluate the proposed reorganization of your Fund and the High Yield Fund (the "Funds"), please note the following points:

o Both Funds invest primarily in fixed-income securities although their investment policies are not identical. While the High Yield Fund invests primarily in domestic high-yield securities, sometimes known as "junk bonds", your Fund generally invests in a broader array of fixed-income securities. Also, your Fund generally invests a larger portion of its assets in foreign issuers than does the High Yield Fund. Following the proposed reorganization, the portfolio of the High Yield Fund will continue to consist primarily of domestic high-yield securities.

o The proposed reorganization will be a tax-free reorganization for federal income tax purposes.

o You will not be charged any sales loads, commissions, or transaction fees in the reorganization.

o The total value of the High Yield Fund shares you will receive as a result of this reorganization will be the same as the total value of your World Bond-Debenture Fund shares as of the close of business on the date that the reorganization is completed.

o The proposed reorganization may allow potential economies of scale in portfolio management, administration, and operations resulting from larger asset size.

o A vote in favor of the proposed reorganization is a vote to terminate your Fund.


You may vote in any one of four ways:

      o     Via the Internet using the web address shown on your proxy card.

      o By telephone, with a toll-free call to the telephone number listed on your proxy card.

      o     By mail, using the enclosed ballot.


      o     In person at the Meeting.

We encourage you to vote by Internet or telephone, using the "control" number that appears on your proxy card. These voting methods may save your Fund money otherwise expended on postage. Regardless of the method you choose, however, please take the time to read the full text of the Combined Prospectus/Proxy Statement before voting.


YOUR VOTE ON THE PROPOSED COMBINATION IS CRITICAL. TO ENSURE THAT YOUR VOTE IS COUNTED, IT IS IMPORTANT THAT YOU:


      1.    REVIEW THE ENCLOSED COMBINED PROSPECTUS/PROXY STATEMENT;

      2.    VOTE BY INTERNET OR TELEPHONE; OR

      3. COMPLETE AND SIGN THE ENCLOSED PROXY CARD, AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE AS SOON AS POSSIBLE.

Your prompt response will help save your Fund the expense of additional solicitations.

We encourage you to review the enclosed materials. Because we believe this combination of Funds is in the best interests of shareholders, we encourage you to vote in favor of this proposal.

If you have any question regarding the Meeting or need assistance in voting, please contact us at 888-L-ABBETT (888-522-2388).

Sincerely,

/s/ Robert S. Dow


Robert S. Dow
Chairman of the Board

                          WORLD BOND-DEBENTURE SERIES
                                     of the
                         Lord Abbett Securities Trust
                               90 Hudson Street
                          Jersey City, NJ 07302-3973
                         Telephone No. (888) 522-2388


                        -------------------------------


                      NOTICE OF A MEETING OF SHAREHOLDERS
                         To Be Held On October 10, 2002

                       -------------------------------


NOTICE IS HEREBY GIVEN of a Meeting of the Shareholders of the World Bond-Debenture Series of the Lord Abbett Securities Trust. The Meeting will be held in the offices of Lord, Abbett & Co. LLC ("Lord Abbett") at 90 Hudson Street, Jersey City, New Jersey, on October 10, 2002, at 11:00 a.m. for the following purposes.


To consider and act upon:


      (1) an Agreement and Plan of Reorganization between Lord Abbett Investment Trust, on behalf of the Lord Abbett High Yield Fund (the "High Yield Fund"), and Lord Abbett Securities Trust, on behalf of the World Bond-Debenture Series (the "World Bond-Debenture Fund"), providing for: (a) the transfer of all of the assets of the World Bond-Debenture Fund to the High Yield Fund in exchange for shares of the High Yield Fund and the assumption by the High Yield Fund of all of the liabilities of the World Bond-Debenture Fund; (b) the distribution of such shares to the shareholders of the World Bond-Debenture Fund; and (c) the termination of the World Bond-Debenture Fund under state law and the Investment Company Act of 1940; and

      (2)   such other business as may properly come before the Meeting.

The Board of Trustees has fixed the close of business on July 15, 2002 as the record date for determination of shareholders of the World Bond-Debenture Fund entitled to notice of and to vote at the Meeting and any adjournments thereof. Shareholders are entitled to one vote for each share held and a proportionate vote for each fractional share.


By order of the Board of Trustees

/s/ Paul A. Hilstad

Paul A. Hilstad
Vice President and Secretary


August 23, 2002

                      Combined Prospectus/Proxy Statement

                             Dated August 23, 2002

                         Acquisition Of The Assets Of
          Lord Abbett Securities Trust -- World Bond-Debenture Series
                  90 Hudson Street, Jersey City, NJ 07302-3973

                       by and in exchange for shares of
          Lord Abbett Investment Trust -- Lord Abbett High Yield Fund
                 90 Hudson Street, Jersey City, NJ 07302-3973


This Combined Prospectus/Proxy Statement relates to the Class A, Class B, and Class C shares (collectively, the "Shares") of beneficial interest of the Lord Abbett High Yield Fund, a series of the Lord Abbett Investment Trust (the "High Yield Fund"), to be issued to, and in exchange for, all the assets of the World Bond-Debenture Series of the Lord Abbett Securities Trust (the "World Bond-Debenture Fund", and together with the High Yield Fund, the "Funds"). In exchange for those assets, the High Yield Fund also will assume all of the liabilities of the World Bond-Debenture Fund. Following receipt of the Shares, the World Bond-Debenture Fund will terminate and distribute the Shares to the shareholders of the World Bond-Debenture Fund. The shareholders of the World Bond-Debenture Fund are being asked to vote to approve or disapprove these proposed transactions (the "Reorganization"), which are more fully described in this Combined Prospectus/Proxy Statement.

Both Funds are registered, open-end, management investment companies. Lord, Abbett & Co. LLC ("Lord Abbett") is the investment manager to both Funds.

The Boards of Trustees (the "Boards") of the Funds have decided that the Reorganization is in the best interests of the World Bond-Debenture Fund and the High Yield Fund and their respective shareholders. The Boards also have determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund.

Any shareholder having a question regarding the meeting agenda or needing assistance in voting should contact the World Bond-Debenture Fund at 888-522-2388.

This Combined Prospectus/Proxy Statement concisely sets forth the information about the High Yield Fund that a shareholder of the World Bond-Debenture Fund should know before voting on the Reorganization. It should be read and retained for future reference. Attached as Exhibit A to this Combined Prospectus/Proxy Statement is a copy of the Agreement and Plan of Reorganization (the "Plan") for the Reorganization. This Combined Prospectus/Proxy Statement is accompanied by the Prospectus of the High Yield Fund dated April 1, 2002 and a Supplement dated August 1, 2002. The Semi-Annual and Annual Reports of the High Yield Fund are incorporated by reference into this Combined Prospectus/Proxy Statement. Also incorporated herein by reference is the Statement of Additional Information dated August 23, 2002 relating to this Combined Prospectus/Proxy Statement and the Prospectus of the World Bond-Debenture Fund dated March 1, 2002, Supplement dated August 1, 2002, and Semi-Annual and Annual Reports of the World Bond-Debenture Fund. Any of these documents are available, upon oral or written request and at no charge, by writing to 90 Hudson Street, Jersey City, NJ 07302-3973, or by calling (888) 522-2388.


The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

MEETING OF SHAREHOLDERS OF THE WORLD BOND-DEBENTURE FUND ................... 1
FEES AND EXPENSES .......................................................... 1
SUMMARY OF PROPOSAL ........................................................ 3
 Overview of Proposed Reorganization ....................................... 3
 Classes of Shares ......................................................... 4
 Investment Objectives and Policies of the World Bond-Debenture Fund and the
   High Yield Fund ......................................................... 4
 Purchases and Exchanges ................................................... 5
 Dividend Policies and Options ............................................. 5
 Redemption Procedures ..................................................... 5
 Tax Considerations ........................................................ 5
 Risk Factors .............................................................. 5
INFORMATION ABOUT THE REORGANIZATION ....................................... 6
 The Plan .................................................................. 6
 Reasons for the Reorganization ............................................ 6
 Federal Income Tax Considerations ......................................... 7
 Expenses of the Reorganization ............................................ 8
 Shareholders' Rights ...................................................... 8
 Capitalization ............................................................ 8
ADDITIONAL COMPARATIVE INFORMATION ABOUT THE INVESTMENT
  TECHNIQUES OF THE HIGH YIELD FUND AND THE WORLD BOND-
  DEBENTURE FUND ........................................................... 9
ADDITIONAL INFORMATION ..................................................... 10
FORM OF AGREEMENT AND PLAN OF REORGANIZATION ............................... EXHIBIT A

                             MEETING OF SHAREHOLDERS
                                     OF THE
                           WORLD BOND-DEBENTURE SERIES
                                     OF THE
                          LORD ABBETT SECURITIES TRUST


This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by and on behalf of the Board of Trustees of the Lord Abbett Securities Trust to be used at a Meeting of Shareholders of the World Bond-Debenture Fund (the "Meeting") to be held at 11:00 a.m. on October 10, 2002, at the offices of Lord Abbett at 90 Hudson Street, Jersey City, New Jersey, and at any adjournments thereof.

At the close of business on July 15, 2002 (the "Record Date"), there were issued and outstanding 1,380,021.030 shares of the World Bond-Debenture Fund. Only shareholders of record as of the close of business on the Record Date ("Shareholders") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each full share, and a proportionate share of a vote for each fractional share, held on the Record Date. This Combined Prospectus/Proxy Statement and the enclosed proxy card are first being mailed to Shareholders on or about August 26, 2002.

The presence in person or by proxy of the holders of one-third of the outstanding shares entitled to vote is required to constitute a quorum of the Meeting. Approval of the Plan requires the affirmative vote of (A) 67% or more of the shares present at the Meeting if the holders of more than 50% of the outstanding voting securities of the World Bond-Debenture Fund are present or represented by proxy, or (B) more than 50% of the outstanding voting shares of the Fund, whichever is less. Shares for which there is an abstention or broker non-vote shall be counted for quorum purposes but shall be treated as votes cast AGAINST the proposal. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, or the Shareholder votes via the Internet or by telephone before the Meeting, the named proxies will vote the shares represented by the proxy in accordance with the Shareholder's instructions. A proxy may be revoked by the Shareholder at any time at or before the Meeting by written notice to the World Bond-Debenture Fund, by execution of a later-dated proxy, or by voting in person at the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR the approval of the Plan, and on any other matters as deemed appropriate. A vote in favor of the Reorganization is a vote to terminate the World Bond-Debenture Fund.


The votes of the High Yield Fund's shareholders are not being solicited because their approval or consent is not necessary for the Reorganization.

Proxies will be solicited by mail. Additional solicitations may be made by telephone, facsimile, or personal contact by officers or employees of Lord Abbett and its affiliates. The World Bond-Debenture Fund may also request brokerage houses, custodians, nominees, and fiduciaries who are shareholders of record to forward proxy material to the beneficial owners. The cost of the solicitation will be borne by the Funds based on their relative net assets.


If sufficient votes to approve the Plan are not received by the Meeting date, the persons named as proxies may propose one or more adjournments of the Meeting to allow further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, and the nature of any further solicitation and any information to be provided to shareholders with respect to such solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote on an adjournment after considering the best interests of all shareholders.

If the Plan is not approved by the Shareholders, or if the Reorganization is not completed for any other reason, the Board of Trustees of the World Bond-Debenture Fund will consider other alternatives for the World Bond-Debenture Fund, including its liquidation.


                                FEES AND EXPENSES

This table provides a summary comparison of the expenses of the shares of the World Bond-Debenture Fund and the shares of the High Yield Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. As the tables below demonstrate, the contractual management fee and certain other expenses of the World Bond-Debenture Fund are higher than those of the High Yield Fund due to higher research and other costs typically incurred by a fund investing in foreign securities.

The actual expense ratios (including fee waivers and expense reductions) of the World Bond-Debenture Fund's Class A, Class B and Class C shares in the last fiscal year were 0.97%, 1.59% and 1.49%, compared to 1.33%, 1.96% and 1.96%, respectively, for the High Yield Fund's Class A, Class B and Class C shares. Although Lord Abbett is currently waiving the management fees and subsidizing a portion of the other expenses of the World Bond-Debenture Fund, it may stop waiving the management fees and subsidizing a portion of the other expenses at any time. The expenses of the High Yield Fund shares are expected to decrease as a result of the Reorganization.

Fee Tables




====================================================================================================================
                                                                       World Bond-        High Yield       Pro Forma
Class A                                                               Debenture Fund         Fund          Combined
Shareholder Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)(1)            4.75%              4.75%           4.75%
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge(1)                                           None(2)            None(2)         None(2)
--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets) (as a % of average net assets)
--------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                                         0.75%              0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(4)                                   0.39%              0.39%           0.39%
--------------------------------------------------------------------------------------------------------------------
Other Expenses(5)                                                          0.88%              0.37%           0.27%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.02%              1.36%           1.26%
--------------------------------------------------------------------------------------------------------------------



====================================================================================================================
                                                                       World Bond-      High Yield     Pro Forma
Class B                                                              Debenture Fund        Fund        Combined
Shareholder Fees (Fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)(1)            None             None          None
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge(1)                                           5.00%            5.00%         5.00%
--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                                         0.75%            0.60%         0.60%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(4)                                   1.00%            1.00%         1.00%
-------------------------------------------------------------------------------------------------------------------
Other Expenses(5)                                                          0.88%            0.37%         0.27%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.63%            1.97%         1.87%
-------------------------------------------------------------------------------------------------------------------





======================================================================================================================
                                                                      World Bond-        High Yield        Pro Forma
Class C                                                             Debenture Fund          Fund            Combined
Shareholder Fees (Fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)(1)           None               None              None
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge(1)                                          1.00%(6)           1.00%(6)          1.00%(6)
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets) (as a % of average net assets)
----------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                                        0.75%              0.60%             0.60%
----------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(4)                                  1.00%              1.00%             1.00%
----------------------------------------------------------------------------------------------------------------------
Other Expenses(5)                                                         0.88%              0.37%             0.27%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      2.63%              1.97%             1.87%
----------------------------------------------------------------------------------------------------------------------



(1)   No sales charge will be imposed in connection with the Reorganization.

(2) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge. No such charge will be imposed on shares acquired in the Reorganization at the time of the transaction.

(3) Management fees are payable to Lord Abbett for the Funds' investment management.

(4) 12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees are incurred for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.

(6) A contingent deferred sales charge of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Examples

The Examples below are intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in the World Bond-Debenture Fund. The first Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds' operating expenses remain the same, and that you paid the maximum sales load. No sales charge will be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class                           1 Year      3 Years      5 Years      10 Years
High Yield Fund/Class A               $607        $  885       $1,184       $2,032
-------------------------------------------------------------------------------------
World Bond-Debenture Fund/Class A     $670        $1,078       $1,511       $2,712
-------------------------------------------------------------------------------------
Pro Forma Combined/Class A            $597        $  856       $1,134       $1,925
=====================================================================================
High Yield Fund/Class B               $700        $  918       $1,262       $2,138
-------------------------------------------------------------------------------------
World Bond-Debenture Fund/Class B     $766        $1,117       $1,595       $2,816
-------------------------------------------------------------------------------------
Pro Forma Combined/Class B            $690        $  888       $1,211       $2,031
=====================================================================================
High Yield Fund/Class C               $300        $  618       $1,062       $2,296
-------------------------------------------------------------------------------------
World Bond-Debenture Fund/Class C     $366        $  817       $1,395       $2,964
-------------------------------------------------------------------------------------
Pro Forma Combined/Class C            $290        $  588       $1,011       $2,190
=====================================================================================

You would have paid the following expenses if you did not redeem your shares:

Fund/Class                            1 Year      3 Years      5 Years      10 Years
High Yield Fund/Class A               $607        $  885       $1,184       $2,032
-------------------------------------------------------------------------------------
World Bond-Debenture Fund/Class A     $670        $1,078       $1,511       $2,712
-------------------------------------------------------------------------------------
Pro Forma Combined/Class A            $597        $  856       $1,134       $1,925
=====================================================================================
High Yield Fund/Class B               $200        $  618       $1,062       $2,138
-------------------------------------------------------------------------------------
World Bond-Debenture Fund/Class B     $266        $  817       $1,395       $2,816
-------------------------------------------------------------------------------------
Pro Forma Combined/Class B            $190        $  588       $1,011       $2,031
=====================================================================================
High Yield Fund/Class C               $200        $  618       $1,062       $2,296
-------------------------------------------------------------------------------------
World Bond-Debenture Fund/Class C     $266        $  817       $1,395       $2,964
-------------------------------------------------------------------------------------
Pro Forma Combined/Class C            $190        $  588       $1,011       $2,190
=====================================================================================

                              SUMMARY OF PROPOSAL

The following is a summary of certain information contained elsewhere or incorporated by reference in this Combined Prospectus/Proxy Statement. You should read the entire Combined Prospectus/Proxy Statement.


Overview of Proposed Reorganization

The Plan provides for the transfer to the High Yield Fund of all of the assets of the World Bond-Debenture Fund in exchange for the Shares and the assumption by the High Yield Fund of all of the liabilities of the World Bond-Debenture Fund. The World Bond-Debenture Fund will distribute all High Yield Fund shares received by it among its shareholders so that each World Bond-Debenture Fund shareholder will receive a pro rata distribution of High Yield Fund shares (or fractions thereof). The High Yield Fund shares received by each World Bond-Debenture Fund shareholder will be of the same class and have an aggregate net asset value equal to the aggregate net asset value of the shareholder's World Bond-Debenture Fund shares as of the date of the exchange. In connection with the Reorganization, the World Bond-Debenture Fund will be terminated as a series of the Securities Trust. Completion of the Reorganization is subject to the approval of the World Bond-Debenture Fund's shareholders and other conditions.


As a result of the Reorganization, each World Bond-Debenture Fund shareholder will cease to be a shareholder of the World Bond-Debenture Fund and will become a shareholder of the High Yield Fund as of the close of business on the date of the exchange. No sales charge or contingent deferred sales charge ("CDSC") will be imposed at the time of the exchange. Any subsequent investment in the High Yield Fund after the Reorganization will be subject to any applicable sales charges, and any redemption of Class B or Class C (or Class A shares subject to a CDSC) of the High Yield Fund will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the World Bond-Debenture Fund and would be calculated from the date of original purchase of the World Bond-Debenture Fund shares.


The Boards of the Funds unanimously have decided that the Reorganization is in the best interests of the World Bond-Debenture Fund and the High Yield Fund and their respective shareholders. The Boards also have determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund. Among other factors, the Boards considered, based upon the recommendation of Lord Abbett, the investment manager to both Funds, the relative historical performance of the two Funds, the likely prospects for future sales of shares of the World Bond-Debenture Fund, the prospect that the asset levels of the World Bond-Debenture Fund will decline, and the historical and projected expense ratios of the Funds. In addition, the Boards considered the investment management experience of Christopher J. Towle, the portfolio manager of the High Yield Fund, the prospects for future sales of shares of the High Yield Fund, in light of its investment objective and portfolio management, and the likelihood that sales would be sufficient to allow it to continue at an acceptably high asset level to realize administrative, portfolio management, distribution, shareholder service, and other operating efficiencies.


The Boards also considered the tax-free nature of the Reorganization, the similarities and differences among the investment objectives and policies of the two Funds, their related risk factors, and the fact that the Funds share the same service providers, including the investment manager, custodian, and transfer agent. The Board considered other alternatives, including liquidation of the World Bond-Debenture Fund.

In light of these factors and their fiduciary duties under both federal and state law, the Boards unanimously have decided that the Reorganization is in the best interests of the World Bond-Debenture Fund and the High Yield Fund and their respective shareholders.

Classes of Shares

The High Yield Fund has five classes of shares: Class A, Class B, Class C, Class P, and Class Y, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. The World Bond-Debenture Fund has four classes of shares: Class A, Class B, Class C, and Class P, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. As of the date hereof, there are no outstanding Class P shares of the World Bond-Debenture Fund. If the Reorganization is completed, World Bond-Debenture Fund shareholders will receive the same class of shares in the High Yield Fund as they currently own in the World Bond-Debenture Fund.

Investment Objectives and Policies of the World Bond-Debenture Fund and the High Yield Fund


Although the Funds both invest primarily in fixed-income securities, their investment objectives and policies are not identical.

The investment objective of the World Bond-Debenture Fund is to seek high current income and the opportunity for capital appreciation. The investment objective of the High Yield Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return.

The World Bond-Debenture Fund normally invests at least 80% of its net assets in fixed-income securities of various types. These securities may include high-yield debt securities, investment grade corporate, government and other fixed-income securities, equity-related debt securities such as convertibles and debt securities with warrants, and emerging market debt securities. The World Bond-Debenture Fund normally keeps at least 20% of its assets in investment grade debt securities, U.S. Government securities, or cash equivalents and may invest up to 20% of its assets in equity or equity-related securities. In contrast, the High Yield Fund normally invests at least 80% of its net assets in high-yield debt securities, some of which are convertible into common stock or have warrants to purchase common stock. High-yield debt securities are sometimes called "lower-rated bonds" or "junk bonds" and generally entail greater risks than investments in higher-rated debt securities, as discussed more fully under "Risk Factors" below. As of May 31, 2002, the World Bond-Debenture Fund had $7,569,517 or 69.98% of its net assets invested in lower-rated securities, as compared to $85,970,070 or 83.43% that the High Yield Fund had invested in such securities. Thus, the risks associated with such investments may be more pronounced in the High Yield Fund than in the World Bond-Debenture Fund.

Although the World Bond-Debenture Fund may invest up to 100% of its net assets in foreign securities that are primarily traded outside the United States without limiting itself to any particular country, the Fund normally invests in at least three countries. The World Bond-Debenture Fund may engage in various types of foreign currency transactions to hedge against the risk of loss from changes in currency exchange rates. In comparison, the High Yield Fund may invest up to only 20% of its assets in foreign issuers. As of May 31, 2002, the World Bond-Debenture Fund had about $1,915,192 or 17.7% invested in foreign issuers, while the High Yield Fund had none of its assets in foreign issuers. As a result, the World Bond-Debenture Fund is potentially more subject to the increased risks associated with foreign investments than is the High Yield Fund. See "Risk Factors" below for a discussion of these risks.

In addition, the World Bond-Debenture Fund is a non-diversified fund, and therefore, may invest a larger portion of its assets in the securities of single issuers than the High Yield Fund, a diversified fund, may.

Following the Reorganization, the portfolio of the High Yield Fund will continue to consist primarily of domestic high-yield securities. If the Reorganization had occurred on May 31, 2002, the High Yield Fund, as the surviving Fund, would have had $93,539,587 or 82.89% of its assets in lower-rated securities and $1,915,192 or 1.69% in foreign issues on such date.

For additional information on the investment techniques used by each Fund, please see "Additional Comparative Information About the Investment Techniques of the High Yield Fund and the World Bond-Debenture Fund" below.

Purchases and Exchanges


High Yield Fund shares are available through certain authorized dealers at the public offering price, which is the net asset value plus any applicable sales load. Shareholders of the World Bond-Debenture Fund may exchange their shares for shares of the High Yield Fund or certain other Lord Abbett-sponsored funds at any time before the Reorganization; however, each such exchange will represent a sale of shares for which a shareholder may have to recognize a taxable gain or loss. In contrast, no gain or loss will be recognized by shareholders of the World Bond-Debenture Fund upon the exchange of their World Bond-Debenture Fund shares for the shares of the High Yield Fund received as a result of the Reorganization.


If the Reorganization is not approved, the World Bond-Debenture Fund Board of Trustees will consider other alternatives for the Fund, including its liquidation, and the World Bond-Debenture Fund shareholders will continue to have their exchange rights.

Under normal circumstances, NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time. Purchases and sales of each Fund's shares are executed at the NAV next determined after the Fund receives an order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Fund.

Dividend Policies and Options


The Funds have similar dividend and distribution policies. Each Fund distributes net investment income monthly and any net capital gains annually. Distributions are reinvested in the applicable Fund unless the Fund is instructed to pay them to the shareholder in cash. There are no sales charges on reinvestments.

Redemption Procedures

The redemption procedures of the World Bond-Debenture Fund and the High Yield Fund are the same. Shareholders may redeem shares through their brokers, by telephone, or by mail, as explained in each Fund's prospectus.

Tax Considerations


The completion of the Reorganization is subject to receipt of an opinion of counsel, substantially to the effect that, among other things, the Reorganization will not cause gain or loss to be recognized by the World Bond-Debenture Fund or its shareholders for federal income tax purposes. Shareholders should note that before the Reorganization, the World Bond-Debenture Fund may, to the extent permitted by law and consistent with the opinion to be issued by Wilmer, Cutler & Pickering discussed below, dispose of certain securities in its portfolio (although they qualify for purchase by the High Yield Fund) and reinvest the proceeds in other securities consistent with its investment objectives and policies. For additional information, see "Information about the Reorganization--Federal Income Tax Considerations."


Risk Factors

Each Fund is subject to the general risks and considerations associated with investing in fixed-income securities. The value of your investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed-income securities are likely to decline. Longer-term fixed-income securities are usually more sensitive to interest rate changes. This means that the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price. High-yield securities, or "junk bonds," are usually more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling.

There is also the risk that an issuer of a fixed-income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments. A default, or concerns in the market about an increase in the risk of default, may result in losses. In addition, the market for high-yield securities is generally less liquid than the market for higher-rated securities, subjecting them to greater price fluctuation.


Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures, and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition or withholding of other taxes, and political or social instability that could affect investments in those countries. Investing in foreign companies generally involves some degree of information risk. That means that key information about an issuer, security, or market may be inaccurate or unavailable.

For information on performance, see each Fund's prospectus.



                     INFORMATION ABOUT THE REORGANIZATION

The Plan

On or about October 15, 2002 (the "Closing Date"), assuming the conditions discussed below are met, the World Bond-Debenture Fund will transfer all of its assets to the High Yield Fund in exchange for shares of the High Yield Fund (the "Shares") having an aggregate net asset value equal to the aggregate value of the assets, less liabilities, of the World Bond-Debenture Fund and the assumption by the High Yield Fund of all the liabilities of the World Bond-Debenture Fund. The World Bond-Debenture Fund will distribute as of the Closing Date such shares pro rata to its shareholders of record, determined as of the close of business on the Closing Date, in exchange for their shares of the World Bond-Debenture Fund. The net asset value of such shares and the value of the World Bond-Debenture Fund's assets and the amount of its liabilities will be determined as of the Closing Date in accordance with the High Yield Fund's valuation procedures, which are the same as those used by the World Bond-Debenture Fund.

Although the World Bond-Debenture Fund may dispose of some of the securities in its portfolio before the Reorganization and reinvest the proceeds in other securities consistent with its investment objective, the World Bond-Debenture Fund will not dispose of assets which, in the aggregate, will result in less than 50% of the historic business assets of the World Bond-Debenture Fund being transferred to the High Yield Fund in the Reorganization. If necessary, the World Bond-Debenture Fund will pay a final dividend before the Reorganization that will have the effect of distributing all of its undistributed investment company income and net realized capital gains to its shareholders before the Reorganization.


The obligations of the High Yield Fund and the World Bond-Debenture Fund to complete the Reorganization are subject to the satisfaction of certain conditions, including: (a) approval and authorization of the Reorganization by the vote of 67% or more of the shares of the World Bond-Debenture Fund present at the Meeting if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or of more than 50% of the outstanding voting shares of the Fund, whichever is less, and (b) a favorable opinion of legal counsel as to the federal income tax consequences of the proposed transaction as described below under "Federal Income Tax Considerations."


This summary of the Plan is not complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, a copy of which is attached as Exhibit A.


Reasons for the Reorganization


The Boards of Trustees of the Funds, including in each case a majority who are not interested persons (as defined in the Investment Company Act of 1940 (the "1940 Act")) of either Fund or of Lord Abbett, approved the Plan and the Reorganization on June 20, 2002, and determined that participation in the proposed Reorganization is in the best interests of the shareholders of each Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. In reaching this conclusion, the Boards considered a number of factors, including the small size of the World Bond-Debenture Fund, the efficiencies that may result from combining the operations of two separate funds, relative performance, and the general compatibility of the Funds' investment objectives and policies.

Federal Income Tax Considerations

The completion of the Reorganization is conditioned on the receipt of an opinion of Wilmer, Cutler & Pickering, legal counsel to the High Yield Fund and the World Bond-Debenture Fund, substantially to the effect that, for federal income tax purposes:

      (a) The acquisition by the High Yield Fund of all of the assets of the World Bond-Debenture Fund in exchange for shares of the High Yield Fund and the High Yield Fund's assumption of the World Bond-Debenture Fund's liabilities, followed by the distribution by the World Bond-Debenture Fund to its shareholders of the High Yield Fund shares, in complete liquidation, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code");

      (b) No gain or loss will be recognized by the World Bond-Debenture Fund upon the transfer of all of its assets to the High Yield Fund solely in exchange for shares of the High Yield Fund and the High Yield Fund's assumption of the World Bond-Debenture Fund's liabilities or upon the distribution of such High Yield Fund shares to the World Bond-Debenture Fund shareholders;

      (c) The High Yield Fund will recognize no gain or loss upon the receipt of all of the assets of the World Bond-Debenture Fund in exchange solely for shares of the High Yield Fund and the assumption of the World Bond-Debenture Fund's liabilities;

      (d) The shareholders of the World Bond-Debenture Fund will recognize no gain or loss on the receipt of shares of the High Yield Fund (including any fractional shares to which they may be entitled) solely in exchange for their World Bond-Debenture Fund shares;

      (e) The basis of the assets of the World Bond-Debenture Fund in the hands of the High Yield Fund will be the same as the basis of such assets in the hands of the World Bond-Debenture Fund immediately before the transfer;

      (f) The holding period of the assets of the World Bond-Debenture Fund in the hands of the High Yield Fund will include the period during which those assets were held by the World Bond-Debenture Fund;

      (g) The aggregate basis of the High Yield Fund shares received by each World Bond-Debenture Fund shareholder will be the same as the aggregate basis of the World Bond-Debenture Fund shares surrendered in exchange therefor; and

      (h) The holding period of the shares of the High Yield Fund received by each World Bond-Debenture Fund shareholder in exchange for World Bond-Debenture Fund shares (including fractional shares to which such a shareholder may be entitled) will include the period that the shareholder held the World Bond-Debenture Fund shares exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the exchange.

The Funds have not sought a tax ruling from the Internal Revenue Service as to the tax consequences of the Reorganization, but will rely on the opinion of counsel. Such an opinion is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.


Shareholders should note that before the Reorganization, the World Bond-Debenture Fund may, to the extent permitted by law and consistent with the opinion to be issued by Wilmer, Cutler & Pickering discussed above, dispose of certain securities in its portfolio (although they qualify for purchase by the High Yield Fund) and reinvest the proceeds in other securities consistent with its investment objective and policies. In addition, if necessary, immediately before the Reorganization, the World Bond-Debenture Fund may declare and distribute a final dividend that will have the effect of distributing to the World Bond-Debenture Fund shareholders all of the World Bond-Debenture Fund's previously undistributed investment company taxable income and net realized capital gains. To the extent that the World Bond-Debenture Fund disposes of securities in its portfolio before the Reorganization, the World Bond-Debenture Fund may realize a greater amount of net capital gains that would then be distributed to World Bond--

Debenture Fund shareholders. These distributions will be taxable to the World Bond-Debenture Fund shareholders. The ability of either Fund to dispose of assets in connection with the Reorganization is limited by federal tax requirements.

This discussion relates only to the general federal income tax consequences of the Reorganization. Shareholders should consult their own tax advisors concerning the tax consequences of the Reorganization to them, including any state or local tax consequences of the Reorganization and any special considerations that may apply in their individual circumstances.


Expenses of the Reorganization


Expenses of the Reorganization, including legal and accounting expenses, the costs of proxy solicitation, and the preparation of this Combined Proxy Statement/Prospectus, will be borne by the Funds based on their relative net assets. If the Reorganization is completed, the expenses of the World Bond-Debenture Fund, to the extent not paid before the Closing Date, will be assumed by the High Yield Fund and taken into account in determining the net assets of the World Bond-Debenture Fund for the purpose of calculating the number of shares to be issued to the World Bond-Debenture Fund.

Shareholders' Rights


The rights of the World Bond-Debenture Fund shareholders will not change in an adverse way as a result of the Reorganization. After the Reorganization, the rights of the former shareholders of the World Bond-Debenture Fund (new shareholders of the High Yield Fund) will be governed by the Declaration of Trust and By-Laws of the Lord Abbett Investment Trust ("Investment Trust") rather than by the Declaration of Trust and By-Laws of the Lord Abbett Securities Trust ("Securities Trust"). Both the Investment Trust and the Securities Trust are organized as business trusts in the State of Delaware. The operations of the High Yield Fund will continue to be subject to the provisions of the 1940 Act and the rules and regulations of the Securities and Exchange Commission ("SEC") thereunder.


The current Boards of Trustees of the Investment Trust and the Securities Trust are comprised of the same individuals. The responsibilities, powers, and fiduciary duties of the trustees of the Funds are substantially the same. The Funds' Declarations of Trust provide for indemnification of the trustees for actual or threatened liabilities arising out of the trustees' service in their capacity as trustees of the Funds, except with respect to any matter as to which a trustee has been adjudicated as to have not been acting in good faith in the reasonable belief that his or her action was in the best interest of the Funds or any securities thereof. Shareholders of the Funds may remove trustees by a vote of two-thirds of the eligible shares.

Neither the World Bond-Debenture Fund nor the High Yield Fund regularly holds shareholder meetings. The Declarations of Trust of both Funds provide that a meeting of shareholders will be held upon the written request of holders of at least 25% of votes entitled to be cast.

The foregoing is only a summary of certain rights of the shareholders of the World Bond-Debenture Fund and of the rights these shareholders will have following the Reorganization as holders of shares of the High Yield Fund. It is not a complete description of the Declarations of Trust or the By-Laws of the Funds or applicable Delaware law. Shareholders desiring additional information about those documents and provisions of law should refer to such documents and provisions.

Capitalization


The following table sets forth the capitalization of the High Yield Fund and the World Bond-Debenture Fund as of May 31, 2002, and the pro forma capitalization of the High Yield Fund as if the Reorganization had occurred on that date. The net assets include an accrual for estimated Reorganization expenses in the amount of $56,000, and an estimated distribution of undistributed income of $123,446. The table reflects a pro forma exchange ratio of approximately one High Yield Fund share for one share of the corresponding class of World Bond-Debenture Fund. If the Reorganization is completed, the actual exchange ratio may vary from this ratio due to changes in the market value of the portfolio securities of both the High Yield Fund and the World Bond-Debenture Fund between May 31, 2002 and the Closing Date, and changes in the amounts of undistributed net investment income and undistributed net realized gain/loss of the High Yield Fund and the World Bond-Debenture Fund during that period.

================================================================================================
                                                 World Bond-                     High Yield Fund
                             High Yield Fund   Debenture Fund      Proforma      (pro-forma and
                               (unaudited)       (unaudited)      Adjustments      unaudited)
------------------------------------------------------------------------------------------------
CLASS A
Net Assets                     $49,139,466       $7,277,986         $(91,669)*     $56,325,783
------------------------------------------------------------------------------------------------
Net Asset Value Per Share            $8.01            $7.84               --             $8.00
------------------------------------------------------------------------------------------------
Shares Outstanding               6,134,924          927,788          908,636+        7,043,560
------------------------------------------------------------------------------------------------
CLASS B
Net Assets                     $24,577,813       $1,954,559         $(43,110)*     $26,489,262
------------------------------------------------------------------------------------------------
Net Asset Value Per Share            $7.99            $7.85               --             $7.97
------------------------------------------------------------------------------------------------
Shares Outstanding               3,077,154          249,051          244,712+        3,321,866
------------------------------------------------------------------------------------------------
CLASS C
Net Assets                     $28,743,229       $1,583,509         $(49,275)*     $30,277,463
------------------------------------------------------------------------------------------------
Net Asset Value Per Share            $8.00            $7.84               --             $7.98
------------------------------------------------------------------------------------------------
Shares Outstanding               3,594,629          201,927          198,034+        3,792,663
------------------------------------------------------------------------------------------------
CLASS Y
Net Assets                        $586,047               --            $(952)*        $585,095
------------------------------------------------------------------------------------------------
Net Asset Value Per Share            $7.97               --               --             $7.96
------------------------------------------------------------------------------------------------
Shares Outstanding                  73,511               --               --            73,511
------------------------------------------------------------------------------------------------
* Reflects proforma adjustments for unamortized organization expense, estimated reorganization expense and distribution of World Bond-Debenture Fund net investment income.
+ Reflects approximate exchange of shares of World Bond-Debenture Fund for shares of the High
  Yield Fund.


                  ADDITIONAL COMPARATIVE INFORMATION ABOUT THE
                            INVESTMENT TECHNIQUES OF
              THE HIGH YIELD FUND AND THE WORLD BOND-DEBENTURE FUND

The Funds use similar investment techniques, although there are some differences in the techniques used by each Fund. The techniques, and the differences, are summarized below.


      Diversification. The World Bond-Debenture Fund is a non-diversified fund and, as a result, may invest a larger portion of its assets in the securities of single issuers. The High Yield Fund is a diversified fund and, as a result, generally may not invest, with respect to 75% of its total assets, more than 5% of the Fund's total assets in securities of a single issuer.

      Equity Securities. The World Bond-Debenture Fund and the High Yield Fund each may invest up to 20% of its assets in equity securities to the extent consistent with its investment objective.

      Foreign Currency Transactions. The World Bond-Debenture Fund may, but is not required to, engage in various types of foreign currency exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates. The World Bond-Debenture Fund may employ a variety of investments and techniques including spot and forward foreign exchange transactions, currency swaps, listed or OTC options on currencies, and currency futures and options on currency futures.

      Emerging Country Investments. The World Bond-Debenture Fund may invest in emerging country securities to a greater degree than the High Yield Fund. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

      Structured Securities. The World Bond-Debenture Fund may invest in structured securities (i.e., securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the "Reference") or the relative change in two or more References) to a greater degree than the High Yield Fund. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the securities at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities, and may be more volatile, less liquid, and more difficult to price accurately than less complex securities.

      Zero-Coupon, Deferred Interest, Pay-In-Kind, and Capital Appreciation Bonds. The World Bond-Debenture Fund may invest in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds to a greater degree than the High Yield Fund. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.


      Principal Only/Interest Only Fixed Income Investments. The World Bond-Debenture Fund may invest in fixed-income securities that are "stripped" to a greater degree than the High Yield Fund. That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "P/O") and the other which receives some or all of the interest (and is known as an "I/O"). P/Os and I/Os are generally referred to as "derivative investments."


      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying loans. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying loans are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid loans. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities may be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities to 15% of the Fund's assets.

                            ADDITIONAL INFORMATION


This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Securities Trust's Board of Trustees in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the World Bond-Debenture Fund also may solicit proxies by telephone, telegraph, facsimile, or personal interview. Authorizations for another person to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the Shareholder's identity. In all cases where a telephonic proxy is solicited, the Shareholder will be asked to provide his or her address, Social Security number (in the case of an individual) or taxpayer identification number (in the case of an entity) and the number of shares owned and to confirm that the Shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail. After receiving a Shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the Shareholder to ensure that the vote has been taken in accordance with the Shareholder's instructions and to provide a telephone number to call immediately if the Shareholder's instructions are not correctly reflected in the confirmation. Under Delaware law, shares owned by two or more persons (whether as joint tenants, co-fiduciaries, or otherwise) will be voted as follows, unless a written instrument or court order providing to the contrary has been filed with the Secretary of the Fund: (1) if only one votes, that vote binds all; (2) if more than one votes, the vote of the majority binds all; and (3) if more than one votes and the vote is evenly divided, the vote will be cast proportionately. Shareholders requiring further information as to telephonic or electronically transmitted voting instructions or the proxy generally should contact the World Bond-Debenture Fund toll-free at 888-522-2388.

As of the Record Date, there were 1,380,021.030 outstanding shares of the World Bond-Debenture Fund and 13,323,911.126 outstanding shares of the High Yield Fund. As of the Record Date, the officers and Trustees of the Funds beneficially owned as a group less than 1% of the outstanding shares of each of the World Bond-Debenture Fund and the High Yield Fund. To the best knowledge of the Trustees of the World Bond-Debenture Fund, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the Exchange Act)) owns beneficially or of record more than 5% of the outstanding shares of the World Bond-Debenture Fund.


================================================================================
                                         Percentage of        Percentage of
                            Class of         Class         World Bond-Debenture
                             Shares         Owned on          Fund Owned on
      Owner/Address           Owned       Record Date          Record Date
--------------------------------------------------------------------------------
Mesirow Financial Inc.     Class C            5.50%                0.77%
Gail Epstein Kovler
1334 W. Melrose
350 North Clark Street
Chicago, IL 60610
--------------------------------------------------------------------------------
Rita C. Ryder              Class B            5.38%                1.00%
17 Rock Ledge Drive
Madison, CT 06443
--------------------------------------------------------------------------------


To the best knowledge of the Trustees of the High Yield Fund, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Exchange Act) owned beneficially or of record more than 5% of the High Yield Fund.


====================================================================================================
                                           Percentage of     Percentage of           Pro Forma
                              Class of         Class           High Yield          Percentage of
                               Shares         Owned on       Fund Owned on        High Yield Fund
       Owner/Address            Owned       Record Date       Record Date      Owned on Consummation
----------------------------------------------------------------------------------------------------
MLPF&S for the sole          Class C            6.87%             1.87%                 1.70%
benefit of a Customer
4800 Deer Lake Dr.
Jacksonville, FL 32246
----------------------------------------------------------------------------------------------------
MLPF&S for the sole          Class C            5.51%             1.50%                 1.36%
benefit of a Customer
4800 Deer Lake Dr.
Jacksonville, FL 32246
----------------------------------------------------------------------------------------------------
Fidelity Investments         Class Y           99.55%             0.25%                 0.23%
 Institutional Operations
 Company
as agent for
Employee Benefits Plans
100 Magellan Way
Covington, KY 41015
----------------------------------------------------------------------------------------------------


World Bond-Debenture Fund shareholders are not entitled to any rights of share appraisal under the Declaration of Trust or By-laws of the Securities Trust, or under the laws of the State of Delaware, in connection with the Reorganization. Shareholders have, however, the right to redeem from World Bond-Debenture Fund their shares at net asset value until the Closing Date. Thereafter, shareholders may redeem shares of the High Yield Fund acquired by them in the Reorganization at the net asset value of such shares.


The World Bond-Debenture Fund and the High Yield Fund each are subject to the information requirements of the 1940 Act, and accordingly file reports, proxy statements, and other information with the SEC. Such reports, proxy statements, and other information filed by such entities can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. Copies of such material can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                                                                      EXHIBIT A


                                    FORM OF

                     AGREEMENT AND PLAN OF REORGANIZATION


THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), having been approved by Boards of Trustees of the Lord Abbett Investment Trust and the Lord Abbett Securities Trust, is made as of this 23rd day of August, 2002, by and between Lord Abbett Investment Trust (the "Acquiring Trust"), a Delaware business trust, on behalf of the Lord Abbett High Yield Fund (the "Acquiring Fund"), and Lord Abbett Securities Trust (the "Trust"), a Delaware business trust, on behalf of the World Bond-Debenture Series (the "Acquired Fund").


WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code");

WHEREAS, the reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares" and each an "Acquiring Fund Share") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution, on or after the Closing Date herein referred to, of Acquiring Fund Shares to the shareholders of the Acquired Fund in termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, in the Reorganization, Acquiring Fund Shares will be issued to the Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, or Class C shares of the Acquired Fund (the "Acquired Fund Shares" and each an "Acquired Fund Share") will be entitled to receive Class A, Class B, or Class C shares, respectively, of the Acquiring Fund (as defined herein);

WHEREAS, the Acquired Fund is a non-diversified series of the Trust, a registered open-end management investment company, and the Acquiring Fund is a diversified series of the Acquiring Trust, a registered open-end management investment company;

WHEREAS, the Acquired Fund owns securities that generally are of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act of 1940 (the "Investment Company Act")), of the Trust has determined that the Reorganization is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act) of the Acquiring Trust, has determined that the Reorganization is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction;

NOW THEREFORE, in consideration of the premises and of the agreements hereinafter set forth, the parties hereto agree as follows:

1.    REORGANIZATION


      1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund will in exchange therefor, (i) deliver to the Acquired Fund (A) a number of full and fractional Class A Acquiring Fund Shares having an aggregate net asset value determined by dividing the net value of the Acquired Fund's assets attributable to Class A Acquired Fund Shares so transferred computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2, (B) a number of full and fractional Class B Acquiring Fund Shares having an aggregate net asset value determined by dividing the net value of the Acquired Fund's assets attributable to Class B Acquired Fund Shares so transferred computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2, and
            (C) a number of full and fractional Class C

            Acquiring Fund Shares having an aggregate net asset value determined by dividing the net value of the Acquired Fund's assets attributable to Class C Acquired Fund Shares so transferred computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and
            (ii) assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").


    1.2. a. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of its property, including, without limitation, all cash, securities, and dividends or interest receivables and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

         b. The Acquiring Fund has a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund has a statement of the Acquiring Fund's investment objectives, policies, and restrictions. The Acquired Fund reserves the right to sell any of its securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest that are also consistent with the investment policies of the Acquired Fund. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities before the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Disposition of investments by the Acquired Fund pursuant to this paragraph 1.2(b) shall in no event exceed 50 percent of the Acquired Fund's historic business assets.


      1.3. As provided in paragraph 3.4, on or as soon after the Closing Date as is practicable, the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's Class A, Class B, and Class C shareholders of record determined as of the close of business on the Closing Date, the Acquiring Fund Class A, Class B, and Class C Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by establishing Acquiring Fund shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional Acquiring Fund Shares due each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.4. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

      1.5. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the shares of the Acquired Fund on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.6. The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.3, be terminated by a majority of the Acquired Fund's Trustees' executing an instrument pursuant to Section 5.4 of the Declaration and Agreement of Trust of the Acquired Fund terminating the Acquired Fund. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and following the termination of the Acquired Fund.

2.    VALUATION

      2.1. The net value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets, less the Acquired Fund's liabilities assumed by the Acquiring Fund, computed as of the close of regular trading on New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Trust's Declaration and Agreement of Trust, as amended.

      2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Acquiring Trust's Declaration and Agreement of Trust, as amended.


      2.3. The number of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, and Acquiring Fund Class C Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets attributable to the applicable Class of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Class A Share, Acquiring Fund Class B Share, or Acquiring Fund Class C Share, as the case may be, determined in accordance with Paragraph 2.2.


      2.4. All computations of value shall be made by the Acquiring Fund and the Acquired Fund in accordance with the regular practice of the Acquiring Fund.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be October 15, 2002, or such other date as the parties may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m. at 90 Hudson Street, Jersey City, New Jersey, or at such other time and/or place as the parties may agree.

      3.2. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3. At the Closing, the Acquired Fund shall direct its custodian to deliver to the custodian of the Acquiring Fund, for the Acquiring Fund's account, all of its portfolio securities and other assets held by such custodian for the Acquired Fund's account, duly endorsed in proper form for transfer as appropriate, in such condition as to constitute good delivery thereof in accordance with the custom of the Acquiring Fund's custodian, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

      3.4. The Acquired Fund shall direct its transfer agent to deliver to the transfer agent of the Acquiring Fund on the Closing Date a list of the names and addresses of the Acquired Fund's Class A, Class B, and Class C shareholders and the number of outstanding shares owned by each such shareholder immediately before the Closing. The Acquiring Fund shall direct its transfer agent to issue and deliver a confirmation evidencing the Acquiring Fund Class A, Class B, and Class C Shares to be credited to the Acquired Fund's account on the Closing Date to the transfer agent of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Class A, Class B, and Class C Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts, assumption agreements or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATION AND WARRANTIES

      4.1.  The Trust represents and warrants to the Acquiring Fund as follows:

            a. The Acquired Fund is a series of the Trust, an unincorporated business trust duly authorized and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement.

            b. The Trust is registered with the United States Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, of which the Acquired Fund is a duly established and designated separate non-diversified series, and such registration has not been revoked or rescinded and is in full force and effect.

            c. The current prospectus and statement of additional information of the Trust conform (and any prospectus or statement of additional information of the Trust issued before the Closing Date will conform) in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and do not (and will not) include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were (and will be) made, not materially misleading.

            d. The Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Declaration and Agreement of Trust or By-laws or of any agreement, instrument, contract or other undertaking to which the Trust is a party or by which it is bound.

            e. The Acquired Fund has no material contracts or other commitments that will be terminated with liability to the Acquired Fund on, before, or after the Closing Date.

            f. Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets that if adversely determined would materially and adversely affect the financial condition of the Acquired Fund or the conduct of the Acquired Fund's business. The Acquired Fund knows of no facts that might form the basis of the institution of such a proceeding and is not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the business of the Acquired Fund or the ability of the Acquired Fund to consummate the transactions contemplated herein.


            g. True and correct copies of the Acquired Fund's (i) Statement of Net Assets as of October 31, 2001 and (ii) Statements of Operations and Changes in Net Assets for the 12-month period then ended, including the accompanying notes, have been furnished to the Acquiring Fund. Such Statement of Net Assets and such Statements of Operations and Changes in Net Assets (and the accompanying notes) have been audited by Deloitte & Touche LLP, independent certified public accountants. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition and the operations and changes in net assets of the Acquired Fund as of such date and for such period, respectively. There are no known contingent liabilities of the Acquired Fund as of such date required to be reflected or disclosed in such Statement of Net Assets or notes in accordance with generally accepted accounting principles that are not so reflected or disclosed.

            h. Since October 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.


            i. The Acquired Fund will file its final federal and other tax returns for the period ending on the Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed before the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

            j. The Acquired Fund presently meets and for all of its taxable periods has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for the current year.

            k. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund.

            l. At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act, other than as disclosed to the Acquiring Fund before the date hereof.

            m. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of Trust's Trustees, and subject to the due approval of the Acquired Fund's shareholders, this Agreement, assuming due authorization, execution, and delivery by the Acquiring Fund, constitutes a valid and binding obligation of the Trust on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles. The Trust's Board of Trustees has called a meeting of the Acquired Fund's shareholders at which the shareholders of the Acquired Fund are to consider and act upon this Agreement.

            n. The information furnished and to be furnished by the Acquired Fund for use in registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            o. The combined prospectus and proxy statement (the "N-14 prospectus and proxy statement") and the related statement of additional information included in the Registration Statement on Form N-14 of the Acquiring Trust (the "N-14 Registration Statement") did not on the effective date of the N-14 Registration Statement contain any untrue statement of a material fact relating to the Acquired Fund or the meeting of the Acquired Fund shareholders referred to therein or omit to state a material fact required to be stated therein or necessary to make the statements therein relating to the Acquired Fund or such special meeting, in light of the circumstances under which such statements were made, not materially misleading.

            p. The Acquiring Fund Shares to be issued to the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

            a. The Acquiring Fund is a series of the Acquiring Trust, an unincorporated business trust duly organized and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement.

            b. The Acquiring Trust is registered with the Commission under the 1940 Act as an open-end management investment company, of which the Acquiring Fund is a duly established and designated separate diversified series, and such registration has not been revoked or rescinded and is in full force and effect.

            c. The current prospectus and statement of additional information of the Acquiring Trust conform (and any prospectus or statement of additional information of the Acquiring Trust issued before the Closing Date will conform) in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not (and will not) include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were (or will be) made, not materially misleading.

            d. The Acquiring Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Declaration and Agreement of Trust or By-laws or of any agreement, instrument, contract or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            e. The Acquiring Fund has no material contracts or other commitments that will be terminated with liability to the Acquiring Fund on, before or after the Closing Date.

            f. Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts that might form the basis of the institution of such a proceeding and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.


            g. True and correct copies of the Acquiring Fund's Statement of Net Assets as of November 30, 2001 including the accompanying notes, have been furnished to the Acquired Fund. Such Statement of Net Assets (and the accompanying notes) have been audited by Deloitte & Touche LLP, independent certified public accountants. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition and the operations and changes in net assets of the Acquiring Fund as of such date and for such period, respectively. There are no known contingent liabilities of the Acquiring Fund as of such date required to be reflected or disclosed in such Statements of Net Assets or notes in accordance with generally accepted accounting principles that are not so reflected or disclosed.

            h. Since November 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.


            i. At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed before the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

            j. The Acquiring Fund presently meets and for all its taxable periods has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

            k. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable, with no personal liability attaching to the ownership thereof. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund.

            l. At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets.

            m. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and assuming due authorization, execution and delivery by the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Acquiring Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

            n. The N-14 Registration Statement (except insofar as it relates to the Acquired Fund or the special meeting of its shareholders referred to therein) did not on the effective date of the N-14 Registration Statement contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

            o. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement have been duly authorized by the Board of Trustees of the Acquiring Trust, and, when issued and delivered at the Closing in accordance with this Agreement, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof.

            p. The Board of Trustees of the Acquiring Trust has duly adopted a resolution (a copy of which has been furnished to the Acquired Fund) authorizing the issuance of Acquiring Fund Shares pursuant to this Agreement.

5.    COVENANTS

      5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

      5.2. The Trust will call a meeting of the Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The parties intend that the Reorganization contemplated by this Agreement qualify as a reorganization pursuant to section 368(a)(1)(C) of the Code, and will comply with the recordkeeping and reporting requirements set forth in section 1.368-3 of the Treasury Regulations.

      5.4. At or after the Closing, the Acquired Fund will deliver or otherwise make available to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities to it and the holding periods of such securities, as of the Closing Date.

      5.5. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

      5.6. Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.


      5.7. Before the Closing Date, if necessary, the Board of Trustees of the Acquired Fund will declare such dividends and distributions, payable no later than the earlier to occur of (a) 90 days after the Closing Date, or (b) the date the first regular dividend payment is made by the Acquiring Fund after the Closing Date, to shareholders of record of the Acquired Fund as of the Closing Date, which, together with all such previous dividends and distributions, shall have the effect of distributing to the shareholders of the Acquired Fund all of the investment company taxable income of the Acquired Fund for all taxable years ending on or before the Closing Date. The dividends and distributions declared by the Acquired Fund shall also include all of the Acquired Fund's net capital gain realized in all taxable years ending on or before the Closing Date (after reduction for any capital loss carry forward).

      5.8. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

      5.9. The Acquired Fund will provide the Acquiring Fund with any additional information reasonably necessary for any revision of the N-14 prospectus and proxy statement referred to in paragraph 4.1(o), all to be included in any amendment to the N-14 Registration Statement, in compliance with the Securities Act, the Securities Exchange Act of 1934, as amended, and the Investment Company Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the Reorganization.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund in all material respects of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Acquiring Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

      6.2. The Acquiring Trust shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, President, or a Vice President and its Treasurer or an Assistant Treasurer, in form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund in all material respects of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

      7.1. All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

      7.2. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, President, or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

      7.3. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

      If any of the conditions set forth below do not exist on the Closing Date with respect to the Acquiring Fund or the Acquired Fund, either party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration and Agreement of Trust and By-laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

      8.2. On the Closing Date, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3. All consents of other parties and all other consents, orders, rulings, and permits of federal, state, and local regulatory authorities (including those of the Commission, the Internal Revenue Service and state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, ruling, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

      8.4. The N-14 Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the Securities Act.

      8.5. The parties shall have received a favorable opinion of Wilmer, Cutler & Pickering, addressed to the Acquiring Fund and the Acquired Fund and satisfactory to the Secretary of each such party, substantially to the effect that for federal income tax purposes:


         a. The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Acquired Fund's liabilities, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares, in complete liquidation, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code");

         b. No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Acquired Fund's liabilities or upon the distribution of such Acquiring Fund shares to the Acquired Fund shareholders;

         c. The Acquiring Fund will recognize no gain or loss upon the receipt of all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and the assumption of the Acquired Fund's liabilities;

         d. The shareholders of the Acquired Fund will recognize no gain or loss on the receipt of shares of the Acquiring Fund (including any fractional share interests to which they may be entitled) solely in exchange for their Acquired Fund shares;

         e. The basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

         f. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

         g. The aggregate basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate basis of the Acquired Fund shares surrendered in exchange therefor; and

         h. The holding period of the shares of the Acquiring Fund received by each Acquired Fund shareholder in exchange for Acquired Fund shares (including fractional shares to which such a shareholder may be entitled) will include the period that the shareholder held the Acquired Fund shares exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the exchange.


      8.6. The Acquiring Fund and the Acquired Fund (i) shall not be affiliated persons of each other, or affiliated persons of such persons, except by virtue of having a common investment adviser or common officers and trustees, or (ii) shall have received an order of the Commission under Section 17(b) of the Investment Company Act exempting the Reorganization from Section 17(a).

9.    BROKERAGE FEES AND EXPENSES

      9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2. Except as may be otherwise provided herein, the Acquiring Fund and the Acquired Fund each shall pay, or provide for the payment of, the expenses incurred by it in connection with entering into and carrying out the provisions of this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2. None of the representations and warranties included or provided for herein shall survive the consummation of the transactions contemplated hereby.

11.   TERMINATION

      11.1. This Agreement may be terminated at any time before the Closing
            Date:

         a. by the mutual agreement of the Acquiring Trust and the Trust;

         b. by the Acquiring Trust in the event that the Trust shall, or by the Trust in the event that the Acquiring Trust shall, commit a material breach of any representation or warranty contained herein or any agreement contained herein and to be performed at or before the Closing Date;

         c. by either party if a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

         d. by resolution of the Board of Trustees of the Trust or of the Acquiring Trust, as the case may be, notwithstanding any vote of the Acquired Fund's shareholders, if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

      11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund or their respective Trustees or officers to the other party, but the Acquiring Fund and the Acquired Fund shall each bear, or provide for the payment of, the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.2.

12.   AMENDMENTS; WAIVERS

      12.1. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Fund and the Acquired Fund; provided, however, that following the approval of the Acquired Fund shareholders referred to in paragraph 8.1, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

      12.2. At or at any time before the Closing either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

13.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by personal delivery addressed to the Acquired Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3972, Attention: Office of the Secretary; or to the Acquiring Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3972, Attention: Office of the Secretary.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

   14.4. a. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         b. The Acquiring Fund is hereby expressly put on notice of the limitation of liability as set forth in Article IV of the Declaration and Agreement of Trust of the Trust and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the trustees, officers, employees, or agents of the Acquired Fund or any of them or from any other assets of the Acquired Fund.

         c. The Acquired Fund is hereby expressly put on notice of the limitation of liability as set forth in Article IV of the Declaration and Agreement of Trust of the Acquiring Trust and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund or any of them or from any other assets of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President, or Vice President and attested by its Secretary or Assistant Secretary.


                              [Signatures omitted]

                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED August 23, 2002


                    ACQUISITION OF THE ASSETS OF Lord Abbett
                 Securities Trust -- World Bond-Debenture Series
                                90 Hudson Street
                           Jersey City, NJ 07302-3972
                          Telephone No. (888) 522-2388

                        BY AND IN EXCHANGE FOR SHARES OF
           Lord Abbett Investment Trust -- Lord Abbett High Yield Fund
                                90 Hudson Street
                           Jersey City, NJ 07302-3972
                          Telephone No. (888) 522-2388

This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the World Bond-Debenture Series of the Lord Abbett Securities Trust (the "World Bond-Debenture Fund") to the Lord Abbett High Yield Fund, a series of the Lord Abbett Investment Trust (the "High Yield Fund") in exchange for shares of the High Yield Fund and the assumption by the High Yield Fund of the liabilities of the World Bond-Debenture Fund, consists of (i) this cover page and (ii) the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference:


1. Statement of Additional Information of the Lord Abbett Investment Trust dated April 1, 2002, as amended August 1, 2002.

2. Statement of Additional Information of the Lord Abbett Securities Trust dated March 1, 2002, as amended April 4, 2002 and August 1, 2002.

3. Semiannual Report to Shareholders of the Lord Abbett Investment Trust for the six-month period ended May 31, 2002.

4. Annual Report to Shareholders of the Lord Abbett Investment Trust for the year ended November 30, 2001.

5. Semiannual Report to Shareholders of the Lord Abbett Securities Trust for the six-month period ended April 30, 2002.

6. Annual Report to Shareholders of the Lord Abbett Securities Trust for the year ended October 31, 2001.


Financial statements for the Funds are contained in the Statements of Additional Information referred to above and are incorporated herein by reference in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

This Statement of Additional Information is not a prospectus. A Combined Prospectus/Proxy Statement dated the date hereof relating to this matter may be obtained without charge by calling or writing the World Bond-Debenture Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with such Combined Prospectus/Proxy Statement.


                                    SAI - 1

ProForma Combining Schedule of Investments (Unaudited)
5/31/02

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
LONG-TERM INVESTMENTS   95.11%

HIGH YIELD CORPORATE DEBT   82.28%

Aerospace/Defense     3.43%
Alliant Techsystems, Inc.                         8.500      5/15/11          500,000        535,000                       535,000
BE Aerospace, Inc.                                9.500      11/1/08          500,000        485,000                       485,000
Dyncorp, Inc.                                     9.500       3/1/07        1,110,000      1,037,500       114,125       1,151,625
L-3 Communications Corp.                         10.375       5/1/07        1,625,000      1,590,000       132,500       1,722,500
                                                                                      --------------------------------------------
Total                                                                                      3,647,500       246,625       3,894,125

Airlines     1.53%
Continental Airlines, Inc.                        8.000     12/15/05        1,000,000        925,000                       925,000
Delta Air Lines Inc                              10.375       2/1/11          600,000        613,063                       613,063
United Air Lines                                  9.000     12/15/03          250,000        198,750                       198,750
                                                                                      --------------------------------------------
Total                                                                                      1,736,813            --       1,736,813

Automotive    3.73%
Arvinmeritor                                      8.750       3/1/12        1,100,000      1,079,896       107,990       1,187,886
Collins & Aikman Products Co.                    11.500      4/15/06          750,000        757,500                       757,500
Dana Corp.                                       10.125      3/15/10          500,000        528,750                       528,750
Delco Remy Intl., Inc.                           11.000       5/1/09          500,000        452,500                       452,500
Oshkosh Truck Corp.                               8.750       3/1/08          850,000        731,500       156,750         888,250
Tenneco Automotive, Inc.                         11.625     10/15/09          500,000        430,000                       430,000
                                                                                      --------------------------------------------
Total                                                                                      3,980,146       264,740       4,244,886

Banking     0.72%
B.F. Saul, Reit                                   9.750       4/1/08          325,000        323,375                       323,375
Ocwen Financial Corp.                            11.875      10/1/03          500,000        500,000                       500,000
                                                                                      --------------------------------------------
Total                                                                                        823,375            --         823,375

Broadcasters    3.03%
Allbritton Communications Co.                     9.750     11/30/07          625,000        523,750       130,938         654,688
Entercom Radio / Capital                          7.625       3/1/14           50,000                       49,875          49,875
Fox/Liberty Networks LLC                          8.875      8/15/07          200,000                      209,250         209,250
Fox/Liberty Networks LLC                          0.000      8/15/07        1,500,000      1,548,750                     1,548,750
TV Azteca, S.A. de C.V.                          10.500      2/15/07          950,000        772,500       206,000         978,500
                                                                                      --------------------------------------------
Total                                                                                      2,845,000       596,063       3,441,063

Building Materials     0.58%
American Builders & Contractor                   10.625      5/15/07          250,000        263,750                       263,750
Euramax Intl. plc                                11.250      10/1/06          400,000        401,000                       401,000
                                                                                      --------------------------------------------
Total                                                                                        664,750            --         664,750

Cable    4.05%
Century Communications Corp.                      9.500       3/1/05        2,000,000      1,430,000                     1,430,000
Chrtr Comm Hlds / Chrt Cap.                      10.750      10/1/09        1,200,000        930,000       186,000       1,116,000
Chrtr Comm Hlds / Chrt Cap.                       0.000      1/15/11        1,000,000        610,000                       610,000
Echostar DBS Corp.                                9.125      1/15/09          625,000        505,000       126,250         631,250
Frontiervision LP                                11.000     10/15/06          150,000                      136,500         136,500
Globo Communicacoes Part                         10.625      12/5/08          650,000        256,250        76,875         333,125

                                    SAI - 2

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
Insight Communications                            0.000      2/15/11          500,000        262,500                       262,500
Renaissance Media Group LLC                       0.000      4/15/08          100,000                       84,000          84,000
                                                                                      --------------------------------------------
Total                                                                                      3,993,750       609,625       4,603,375

Capital Goods     1.91%
Agco Corp.                                        9.500       5/1/08        1,100,000      1,075,000       107,500       1,182,500
The Manitowoc Co,, Inc.                          10.375      5/15/11          975,000        865,302       127,252         992,554
                                                                                      --------------------------------------------
Total                                                                                      1,940,302       234,752       2,175,054

Chemicals     3.39%
Ferro Corp.                                       9.125       1/1/09          625,000        531,754       132,938         664,692
Huntsman ICI Chemicals                           10.125       7/1/09          750,000        702,188                       702,188
IMC Global, Inc.                                 11.250       6/1/11        1,100,000      1,107,500       110,750       1,218,250
OM Group, Inc.                                    9.250     12/15/11          600,000        523,750       104,750         628,500
Texas Petrochemical Corp.                        11.125       7/1/06          750,000        642,188                       642,188
                                                                                      --------------------------------------------
Total                                                                                      3,507,380       348,438       3,855,818

Consumer Products     1.36%
Elizabeth Arden Inc.                             11.750       2/1/11          500,000        516,250                       516,250
JohnsonDiversey, Inc.                             9.625      5/15/12          375,000        369,250        26,375         395,625
Sealy Mattress Co.                                0.000     12/15/07          625,000        635,938                       635,938
                                                                                      --------------------------------------------
Total                                                                                      1,521,438        26,375       1,547,813

Containers     3.54%
Graphic Packaging Corp.                           8.625      2/15/12          600,000        525,000       105,000         630,000
Owens-Brockway Glass Co.                          8.875      2/15/09        1,100,000      1,040,000       104,000       1,144,000
Portola Packaging, Inc.                          10.750      10/1/05          650,000        501,250       150,375         651,625
Stone Container Corp.                             9.250       2/1/08          150,000                      160,313         160,313
Sweetheart Cup Co., Inc.                         12.000       9/1/03          500,000        477,500                       477,500
U.S. Can Corp                                    12.375      10/1/10          250,000        219,375                       219,375
Vicap S.A.                                       11.375      5/15/07          750,000        736,875                       736,875
                                                                                      --------------------------------------------
Total                                                                                      3,500,000       519,688       4,019,688

Diversified Financial Services     1.17%
Dun & Bradstreet Corp.                            6.625      3/15/06           80,000                       82,216          82,216
Gatx Financial Corp                               8.875       6/1/09        1,075,000        991,833        74,387       1,066,220
Merrill Lynch (SX5E)                              1.500     12/15/05          200,000                      182,480         182,480
                                                                                      --------------------------------------------
Total                                                                                        991,833       339,083       1,330,916

Diversified Manufacturing     0.21%
Tyco Intl. Group                                  6.250      6/15/03          250,000        239,030                       239,030
                                                                                      --------------------------------------------

Diversified Media     1.65%
Ackerly Group, Inc.                               9.000      1/15/09          250,000        268,438                       268,438
Block Communications Inc.                         9.250      4/15/09          800,000        770,625        51,375         822,000
Lamar Media Corp                                  9.625      12/1/06          750,000        784,688                       784,688
                                                                                      --------------------------------------------
Total                                                                                      1,823,751        51,375       1,875,126

Electric Utilities     2.44%
Calpine Corp.                                    10.500      5/15/06        1,500,000      1,351,251                     1,351,251
Calpine Corp.                                     7.875       4/1/08          200,000                      166,219         166,219
Kansas City Pwr & Lt Co                           7.125     12/15/05          100,000                      105,532         105,532
Mirant Americas                                   7.625       5/1/06        1,000,000        885,859                       885,859
Mission Energy                                   13.500      7/15/08          250,000        261,250                       261,250
                                                                                      --------------------------------------------
Total                                                                                      2,498,360       271,752       2,770,112

                                    SAI - 3

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
Energy     6.82%
Dresser, Inc.                                     9.375      4/15/11          500,000        518,750                       518,750
Forest Oil Corp.                                  7.750       5/1/14          500,000        487,500                       487,500
Halliburton Co.                                   5.625      12/1/08        1,000,000        894,520                       894,520
KCS Energy, Inc.                                 11.000      1/15/03          600,000        597,000                       597,000
Magnum Hunter                                     9.600      3/15/12          425,000        395,625        52,750         448,375
Mission Resources Corp.                          10.875       4/1/07          250,000        226,250                       226,250
Parker Drilling Co.                              10.125     11/15/09          750,000        798,750                       798,750
Pogo Producing Co.                               10.375      2/15/09        1,500,000      1,631,250                     1,631,250
PSEG Energy Holdings                             10.000      10/1/09        1,000,000      1,051,831                     1,051,831
Ram Energy Inc.                                  11.500      2/15/08          500,000        332,500                       332,500
Swift Energy Co.                                  9.375       5/1/12          765,000        723,188        39,900         763,088
                                                                                      --------------------------------------------
Total                                                                                      7,657,164        92,650       7,749,814

Entertainment     0.45%
AMC Entertainment, Inc.                           9.500      3/15/09          500,000        507,500                       507,500
                                                                                      --------------------------------------------

Food     7.92%
AMBEV (CIA Brasil De Bebidas)                    10.500     12/15/11          850,000        721,875        96,250         818,125
American Seafood Group L.L.C.                    10.125      4/15/10          500,000        510,625                       510,625
B&G Foods, Inc.                                   9.625       8/1/07          600,000        621,750                       621,750
Corn Products Intl.                               8.450      8/15/09          575,000        471,707        70,756         542,463
Dean Foods Co.                                    8.150       8/1/07        1,400,000      1,435,672                     1,435,672
Dole Food Co.                                     7.875      7/15/13          870,000        770,855       123,337         894,192
Great Atlantic & Pacific Tea                      9.125     12/15/11          875,000        761,250       126,875         888,125
Gruma S.A. de CV                                  7.625     10/15/07          600,000        488,750        97,750         586,500
Ingles Markets, Inc.                              8.875      12/1/11          600,000        512,500       102,500         615,000
Land O Lakes, Inc.                                8.750     11/15/11          600,000        487,500        97,500         585,000
Michael Foods, Inc.                              11.750       4/1/11          875,000        830,625       138,438         969,063
Roundy's Inc                                      8.875      6/15/12          525,000        459,000        76,500         535,500
                                                                                      --------------------------------------------
Total                                                                                      8,072,109       929,905       9,002,014

Gaming     3.96%
Aztar Corp.                                       9.000      8/15/11          500,000        525,000                       525,000
Isle of Capri Casinos                             9.000      3/15/12          500,000        522,500                       522,500
Mandalay Resorts Group                           10.250       8/1/07          500,000        545,000                       545,000
Mandalay Resorts Group                            9.375      2/15/10          875,000        808,125       134,688         942,813
Mohegan Tribal Gaming                             8.750       1/1/09          500,000        523,125                       523,125
Park Place Entertainment Corp.                    7.500       9/1/09          125,000                      125,795         125,795
Venetian Casino                                  12.250     11/15/04          750,000        799,875                       799,875
Venetian Casino                                  11.000      6/15/10          500,000        521,250                       521,250
                                                                                      --------------------------------------------
Total                                                                                      4,244,875       260,482       4,505,357

Healthcare     6.54%
Aaipharma, Inc.                                  11.000       4/1/10          500,000        483,125                       483,125
Biovail Corp.                                     7.875       4/1/10          575,000        500,625        75,094         575,719
Hanger Orthopedic Group, Inc.                    10.375      2/15/09          275,000        266,563        26,656         293,219
Hanger Orthopedic Group, Inc.                    11.250      6/15/09          500,000        517,500                       517,500
Healthsouth Corp.                                 7.625       6/1/12          275,000        250,793        25,079         275,872
Pacificare Health Sys., Inc.                     10.750       6/1/09        1,075,000      1,037,500        77,813       1,115,313
Prime Medical Services, Inc.                      8.750       4/1/08          500,000        465,000                       465,000
Roche Holdings Inc.                               0.000      1/19/15          200,000                      137,500         137,500
Rotech Healthcare, Inc.                           9.500       4/1/12          550,000        522,500        52,250         574,750
Senior Housing Trust                              8.625      1/15/12        1,000,000      1,045,000                     1,045,000
Triad Hospitals Holdings                         11.000      5/15/09        1,000,000        958,375       169,125       1,127,500
Ventas Realty Lp/Cap Crp                          8.750       5/1/09          800,000        773,438        51,563         825,001
                                                                                      --------------------------------------------
Total                                                                                      6,820,419       615,079       7,435,498

                                    SAI - 4

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
Homebuilders     1.87%
Beazer Homes USA, Inc.                            8.375      4/15/12          550,000        521,250        52,125         573,375
D. R. Horton, Inc.                               10.000      4/15/06        1,000,000      1,032,000                     1,032,000
Schuler Homes                                     9.375      7/15/09          500,000        525,000                       525,000
                                                                                      --------------------------------------------
Total                                                                                      2,078,250        52,125       2,130,375

Hotels     2.02%
Felcor Lodging LP                                 9.500      9/15/08          500,000        523,750                       523,750
Hilton Hotel Corp.                                8.250      2/15/11        1,150,000      1,030,892       154,634       1,185,526
John Q Hammons                                    8.875      5/15/12          575,000        510,000        76,500         586,500
                                                                                      --------------------------------------------
Total                                                                                      2,064,642       231,134       2,295,776

Insurance     0.25%
Conseco Inc                                      10.750      6/15/09          500,000        282,500                       282,500
                                                                                      --------------------------------------------

Leisure     0.46%
Six Flags, Inc.                                   9.500       2/1/09          500,000        520,000                       520,000
                                                                                      --------------------------------------------

Minerals/Metals     1.33%
Century Aluminum Co.                             11.750      4/15/08        1,000,000      1,080,000                     1,080,000
Trimas Corp                                       9.875      6/15/12          425,000        384,375        51,250         435,625
                                                                                      --------------------------------------------
Total                                                                                      1,464,375        51,250       1,515,625

Paper     2.57%
Buckeye Technologies Inc.                         8.000     10/15/10          500,000        438,125                       438,125
Four M Corp.                                     12.000       6/1/06          500,000        517,500                       517,500
Georgia-Pacific Corp                              8.250       3/1/23          500,000        449,002                       449,002
Georgia-Pacific Corp                              8.125      6/15/23        1,000,000        886,585                       886,585
Longview Fibre Co.                               10.000      1/15/09          525,000        471,375        78,563         549,938
Temple-Inland Inc.                                7.875       5/1/12           75,000                       78,924          78,924
                                                                                      --------------------------------------------
Total                                                                                      2,762,587       157,487       2,920,074

Pollution Control     1.56%
Allied Waste North America,                      10.000       8/1/09        1,650,000      1,522,500       152,250       1,674,750
Waste Management, Inc.                            7.100       8/1/26          100,000                      101,234         101,234
                                                                                      --------------------------------------------
Total                                                                                      1,522,500       253,484       1,775,984

Publishing/Printing     1.1%
Quebecor Media, Inc.                             11.125      7/15/11          960,000        871,250       112,750         984,000
R.H. Donnelly, Inc.                               9.125       6/1/08          250,000        261,250                       261,250
                                                                                      --------------------------------------------
Total                                                                                      1,132,500       112,750       1,245,250

Retail     1.33%
Advanced Stores Co., Inc.                        10.250      4/15/08          500,000        533,750                       533,750
Amazon.com, Inc.                                  0.000       5/1/08          600,000        555,000                       555,000
Cole National Group                               8.875      5/15/12          175,000        178,938                       178,938
Dollar General Corp.                              8.625      6/15/10          250,000        244,295                       244,295
                                                                                      --------------------------------------------
Total                                                                                      1,511,983            --       1,511,983

Services     1.75%
Avis Group Holdings, Inc.                        11.000       5/1/09        1,000,000      1,115,000                     1,115,000
Pierce Leahy Corp.                                9.125      7/15/07          830,000        785,625        83,800         869,425
                                                                                      --------------------------------------------
Total                                                                                      1,900,625        83,800       1,984,425

                                    SAI - 5

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
Steel/Metals     1.1%
Armco, Inc.                                       9.000      9/15/07        1,000,000      1,013,750                     1,013,750
International Wire Group, Inc.                   11.750       6/1/05          250,000        226,250                       226,250
Republic Technologies                            13.750      7/15/09          200,000         14,000                        14,000
                                                                                      --------------------------------------------
Total                                                                                      1,254,000            --       1,254,000

Technology     0.78%
Globix Corp.                                     12.500       2/1/10          250,000         46,563                        46,563
Seagate Tech Hdd Holding                          8.000      5/15/09           50,000                       50,625          50,625
Xerox Corp.                                       5.500     11/15/03          850,000        697,500        93,000         790,500
                                                                                      --------------------------------------------
Total                                                                                        744,063       143,625         887,688

Telecommunications     6.46%
Alamosa Delaware, Inc.                           13.625      8/15/11        1,650,000      1,297,500       129,750       1,427,250
American Tower Corp.                              9.375       2/1/09          500,000        347,500                       347,500
Crown Castle Intl. Corp.                         10.750       8/1/11        1,450,000      1,124,500       129,750       1,254,250
Esat Telecom Group. Inc                          11.875      11/1/09          200,000                      222,601         222,601
Nextel Communications, Inc.                      12.000      11/1/08        2,250,000      1,475,000       184,375       1,659,375
SBA Communications Corp.                          0.000       3/1/08          750,000        483,750                       483,750
TeleCorp PCS, Inc.                               10.625      7/15/10           98,000                      107,310         107,310
Time-Warner Telecom, Inc.                        10.125       2/1/11          500,000        267,500                       267,500
Tritel PCS, Inc.                                 10.375      1/15/11           42,000                       45,570          45,570
Triton PCS, Inc.                                  0.000       5/1/08        1,500,000      1,271,250                     1,271,250
Voicestream Wireless Corp.                       10.375     11/15/09          199,000        213,925                       213,925
XO Communications, Inc.                          12.500      4/15/06          500,000         48,750                        48,750
                                                                                      --------------------------------------------
Total                                                                                      6,529,675       819,356       7,349,031

Textiles     1.27%
Interface, Inc.                                   9.500     11/15/05          600,000        505,625       101,125         606,750
Levi Strauss & Co.                               11.625      1/15/08          650,000        522,500       156,750         679,250
Westpoint Stevens Inc.                            7.875      6/15/05          250,000        158,750                       158,750
                                                                                      --------------------------------------------
Total                                                                                      1,186,875       257,875       1,444,750


Total High Yield Corporate Debt                                                           85,970,070     7,569,517      93,539,587
                                                                                      ============================================

INVESTMENT-GRADE BONDS     8.25%

Automotive   1.22%
Goodyear Tire & Rubber Co.                        7.875      8/15/11          500,000        478,224                       478,224
Navistar Intl. Corp.                              9.375       6/1/06          850,000        789,375       105,250         894,625
                                                                                      --------------------------------------------
Total                                                                                      1,267,599       105,250       1,372,849

Building Materials     0.83%
American Standard Cos., Inc.                      8.250       6/1/09          900,000        788,438       157,688         946,126
                                                                                      --------------------------------------------

Chemicals     0.67%
Solutia, Inc.                                     6.720     10/15/37          875,000        651,319       108,553         759,872
                                                                                      --------------------------------------------

Consumer Products    1.23%
American Greetings                               11.750      7/15/08          750,000        817,500                       817,500
Pennzoil - Quaker State Co                       10.000      11/1/08          500,000        469,000       117,250         586,250
                                                                                      --------------------------------------------
Total                                                                                      1,286,500       117,250       1,403,750

Gaming     0.46%

                                    SAI - 6

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
Park Place Entertainment Corp.                    9.375      2/15/07          500,000        527,500                       527,500
                                                                                      --------------------------------------------

Healthcare     2.11%
Coventry Health Care                              8.125      2/15/12          590,000        524,375        94,388         618,763
Healthsouth Corp.                                10.750      10/1/08        1,600,000      1,670,625       111,375       1,782,000
                                                                                      --------------------------------------------
Total                                                                                      2,195,000       205,763       2,400,763

Paper     0.43%
Tembec Industries, Inc.                           7.750      3/15/12          500,000        491,250                       491,250
                                                                                      --------------------------------------------

Retail     0.63%
Office Depot, Inc.                               10.000      7/15/08          650,000        552,500       165,750         718,250
                                                                                      --------------------------------------------

Telecommunications     0.67%
Rogers Wireless, Inc.                             9.625       5/1/11          850,000        667,500        89,000         756,500
                                                                                      --------------------------------------------

Total Investment-Grade Bonds                                                               8,427,606       949,253       9,376,859
                                                                                      ============================================

CONVERTIBLE DEBT     1.16%

Healthcare     0.38%
IVAX Corp.                                        5.500      5/15/07          500,000        430,625                       430,625
                                                                                      --------------------------------------------

Publishing/Printing     0.43%
Mail-Well, Inc.                                   5.000      11/1/02          500,000        488,750                       488,750
                                                                                      --------------------------------------------

Technology     0.35%
Cypress Semiconductor Corp.                       3.750       7/1/05          250,000        216,250                       216,250
Juniper Networks, Inc.                            4.750      3/15/07          250,000        187,188                       187,188
                                                                                      --------------------------------------------
Total                                                                                        403,438            --         403,438

Total Convertible Bonds                                                                    1,322,813            --       1,322,813
                                                                                      --------------------------------------------


CONVERTIBLE PREFERRED STOCK     0.81%

Electric Utilities     0.81%
Dominion Resources, Inc.                          9.500     11/16/04           15,000        909,600                       909,600
                                                                                      --------------------------------------------


NON-CONVERTIBLE PREFERRED STOCK    0.81%

Cable    0.81%
CSC Holdings, Inc.                               11.750      10/1/07           10,000        922,500                       922,500
                                                                                      --------------------------------------------


COMMON STOCKS        0.12%

Mining     0.12%
Horizon Natural Resources Co.                                                  12,109        133,199                       133,199
                                                                                      --------------------------------------------

Telecommunications     0%
GST Telecommunications, Inc.                                                    3,000                            3               3
                                                                                      --------------------------------------------

                                    SAI - 7

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
Total Common Stocks                                                                          133,199             3         133,202
                                                                                      ============================================

WARRANTS    0%

Telecommunications    0%
Orbital Imaging Corp.                                         3/1/05              150                           75              75
                                                                                      --------------------------------------------

Steels/Metals     0%
Republic Technology                                                               200              2                             2
                                                                                      --------------------------------------------

Food     0%
Leiner Health Products, Inc.                                                       --             19                            19
                                                                                      --------------------------------------------

Total Warrants                                                                                    21            75              96
                                                                                      ============================================

FOREIGN BONDS   1.68%

Brazil   0.38%
Fed Republic of Brazil                           10.250      1/11/06          250,000                      225,875         225,875
Republic of Brazil                               11.500      3/12/08          230,000                      205,275         205,275
                                                                                      --------------------------------------------
Total                                                                                             --       431,150         431,150

Costa Rica    0.07%
Banco Central Costa Rica                          6.250      5/21/10           80,000                       82,267          82,267
                                                                                      --------------------------------------------
Ecuador   0.12%
Republic of Ecuador                              12.000     11/15/12          185,000                      139,860         139,860
                                                                                      --------------------------------------------
Jamaica    0.1%
Government of Jamaica                            11.750      5/15/11          100,000                      113,750         113,750
                                                                                      --------------------------------------------
Mexico    0.15%
United Mexican States                             9.875       2/1/10          145,000                      167,113         167,113
                                                                                      --------------------------------------------
Panama    0.36%
Republic of Panama                                4.750      7/17/14          231,481                      208,466         208,466
Republic of Panama                                9.625       2/8/11          200,000                      205,300         205,300
                                                                                      --------------------------------------------
Total                                                                                             --       413,766         413,766

Peru    0.05%
Republic of Peru                                  9.125      2/21/12           65,000                       62,010          62,010
                                                                                      --------------------------------------------
Qatar    0.15%
State of Qatar                                    9.750      6/15/30          145,000                      175,269         175,269
                                                                                      --------------------------------------------
Trinidad & Tobago    0.19%
Trinidad & Tobago                                 8.000     12/19/06          200,000                      210,500         210,500
                                                                                      ============================================

                                    SAI - 8

                                                                            Principal
                                               Interest     Maturity           Amount      US$ Value     US$ Value       US$ Value
Investments                                        Rate         Date        (combined)   (High Yield)  (World Bond)      (Combined)
===================================================================================================================================
Venezuela    0.11%
Republic of Venezuela                             2.875     12/18/07          142,855                      119,508         119,508
                                                                                      --------------------------------------------

Total Foreign Bonds                                                                               --     1,915,192       1,915,192
                                                                                      ============================================

Total Long-Term Investment                                                                97,685,809    10,434,040     108,119,849
                                                                                      ============================================
SHORT TERM INVESTMENT    4.16%

Repurchase Agreement    4.16%
Repo State Street Bank                            0.000                     4,723,576      4,478,000       245,576       4,723,576
                                                                                      ============================================

Total Investment    99.27%                                                              $102,163,809   $10,679,616    $112,843,425
==================================================================================================================================

Net Asset Value                             113,677,603

As of May 31, 2002, all of the securities held by the World Bond-Debenture Fund would comply with the compliance guidelines and /or investment retrictions of the High Yield Fund.


                                    SAI - 9

The accompanying financial statements represent the pro-forma combined financial statements of Lord Abbett World Bond-Debenture Series of the Lord Abbett Securities Trust and the Lord Abbett High Yield Fund, a series of the Lord Abbett Investment Trust. These unaudited pro-forma financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.


Pro-Forma Combined Statements of Assets and Liabilities (unaudited)

May 31, 2002

                                                          World Bond-         High Yield             Pro Forma          Pro-forma
                                                        Debenture Fund           Fund               Adjustments         Combined
 ASSETS:
    Investment in securities, at cost                 $    10,611,651      $   102,271,953                         $   112,883,604
----------------------------------------------------------------------------------------------------------------------------------
    Investment in securities, at value                $    10,679,616      $   102,163,809                         $   112,843,425
    Cash                                                       16,452                   --                                  16,452
    Receivables:                                                                                                                --
       Interest and dividends                                 247,811            2,157,085                               2,404,896
       Investment securities sold                             303,578            4,189,391                               4,492,969
       Capital shares sold                                      7,163            1,599,592                               1,606,755
       From Lord, Abbett & Co.                                  8,253                   --                                   8,253
    Deferred organization expense                               5,560                   --            (5,560)(a)                --
    Prepaid expenses and other assets                          14,870               32,273                                  47,143
----------------------------------------------------------------------------------------------------------------------------------
    Total assets                                           11,283,303          110,142,150            (5,560)          121,419,893
----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Payables:
       Investment securities purchased                        422,141            6,787,919                               7,210,060
       Capital shares reacquired                               27,547              147,325                                 174,872
       Management fees                                             --               53,126                                  53,126
       12b-1 distribution fees                                  5,962               73,834                                  79,796
       Trustees' fees                                             429                  218                                     647
 Dividends Payable                                                                                   123,446(b)            123,446
    Accrued expenses and other liabilities                     11,170               33,173            56,000(c)            100,343
----------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                         467,249            7,095,595           179,446             7,742,290
==================================================================================================================================
 NET ASSETS                                           $    10,816,054      $   103,046,555           185,006       $   113,677,603
==================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                           13,441,086          111,847,397           (56,000)(c)       125,232,483
 Undistributed (distributions in excess of) net
   investment income                                          129,006             (541,254)         (129,006)(b)          (541,254)
 Accumulated net realized loss on investments              (2,822,465)          (8,151,565)                            (10,974,030)
 Net unrealized appreciation (depreciation) on
   investments                                                 68,427             (108,023)                                (39,596)
----------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                           $    10,816,054      $   103,046,555   $      (185,006)      $   113,677,603
==================================================================================================================================

 Net assets by class:
 Class A Shares                                       $     7,277,986      $    49,139,466   $       (91,669)      $    56,325,783
 Class B Shares                                       $     1,954,559      $    24,577,813   $       (43,110)      $    26,489,262
 Class C Shares                                       $     1,583,509      $    28,743,229   $       (49,275)      $    30,277,463
 Class Y Shares                                                    --      $       586,047   $          (952)      $       585,095

 Outstanding shares by class:
 Class A Shares                                               927,788            6,134,924           908,636             7,043,560
 Class B Shares                                               249,051            3,077,154           244,712             3,321,866
 Class C Shares                                               201,927            3,594,629           198,034             3,792,663
 Class Y Shares                                                    --               73,511                                  73,511

 Net asset value, offering and redemption price per
   share (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                 $7.84                $8.01                                   $8.00
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge of 4.75%)                   $8.23                $8.41                                   $8.40
 Class B Shares-Net asset value                                 $7.85                $7.99                                   $7.97
 Class C Shares-Net asset value                                 $7.84                $8.00                                   $7.98
 Class Y Shares-Net asset value                                    --                $7.97                                   $7.96
==================================================================================================================================

(a)-Reflects the estimated remainder amortization of Deferred Organization from World Bond fund
(b)-Relects distribution of World Bond-Debenture net investment income.
(c)-Reflects estimated Reorganization expenses


                                    SAI - 10

Pro-Forma Statements of Operations (unaudited)
For the twelve months period ended May 31, 2002

                                                          World Bond-          High Yield           Pro-Forma         Pro-Forma
                                                        Debenture Fund            Fund             Adjustments        Combined
Investment Income:
Dividends                                                         --              143,313                         $       143,313
Interest                                                   1,153,435            6,924,627                         $     8,078,062
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                                    1,153,435            7,067,940                --             8,221,375
---------------------------------------------------------------------------------------------------------------------------------

Expenses:
Management fees                                               87,149              404,568            (2,044)(1)   $       489,673
12b-1 distribution plan-Class A                               29,800              129,976                         $       159,776
12b-1 distribution plan-Class B                               21,245              174,161                         $       195,406
12b-1 distribution plan-Class C                               13,888              178,782                         $       192,670
Registration                                                  28,053               42,565                29(2)    $        70,647
Shareholder servicing                                         28,307               78,431                         $       106,738
Administration                                                 4,483                5,483                         $         9,966
Organization *                                                 9,209                   --             5,560(3)    $        14,769
Professional                                                  10,679               18,095            (2,702)(4)   $        26,072
Custody                                                       10,079               10,945                         $        21,024
Reports to shareholders                                        6,547               17,471            (1,706)(4)   $        22,312
Trustees' fees                                                   462                1,356                         $         1,818
Other                                                          1,767                3,715                         $         5,482
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                               251,668            1,065,548              (863)            1,316,353
   Expense reductions                                         (4,809)              (2,110)                        $        (6,919)
   Expenses assumed by Lord, Abbett & Co.                    (30,166)                  --                         $       (30,166)
   Management fee waived                                     (87,149)                  --                         $       (87,149)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 129,544            1,063,438              (863)            1,192,118
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      1,023,891            6,004,502               863             7,029,256
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain(loss):
Net realized loss on investments                          (1,305,384)          (6,225,538)                        $    (7,530,922)
Net change in unrealized
  appreciation/depreciation on investments                   600,498            2,377,883                         $     2,978,381
=================================================================================================================================
Net realized and unrealized gain(loss)                      (704,886)          (3,847,655)               --            (4,552,541)
=================================================================================================================================
Net Increase in Net Assets Resulting From Operations         319,005            2,156,847   $           863       $     2,476,715
=================================================================================================================================

* Excludes non-recurring estimated Reorganization expenses of $56,000.

(1) To reflect the estimated decrease in management fee on World Bond-Debenture from .75% to .60%
(2) To reflect the estimated increase of 24f-2 fees due to assets transferred into High Yield
(3) To reflect the estimated remainder amortization of Deferred Organization from World Bond fund
(4) To reflect the estimated elimiation of duplicate expenses of $2,702 for Professional and Reports to Shareholders of $1,706.


                                    SAI - 11

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

The Registrant is a Delaware Business Trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's Declaration and Agreement of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following. The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this
Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c)a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

      (1) Declaration of Trust, as amended is incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
      (2) Amended & Restated By-Laws are incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
      (3)   Voting Trust Agreement. Not applicable.
      (4) Agreement & Plan of Reorganization. (Filed as Exhibit A to Combined Prospectus/Proxy Statement).
      (5)   Instrument Defining Rights of Security Holders. Not applicable.
      (6) Management Agreement is incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
      (7) Distribution Agreement is incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
      (8) Bonus or Profit Sharing Contract. Equity Based Plans for Non-Interested Person, Directors and Trustees of Lord Abbett Fund are incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
      (9) Custodian Agreement is incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.

      (10) Rule 18f-3 Plan is incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
            Rule 12b-1 Plans are incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
      (11)  Share opinion of Wilmer, Cutler & Pickering. Filed herein.
      (12)  Form of Tax opinion of Wilmer, Cutler & Pickering. Filed herein.
      (13)  Not applicable.
      (14) Consent of Deloitte & Touche LLP (opinions filed as part of annual reports of Funds), incorporated by reference to Registrant's Combined Prospectus/Proxy Statement on Form N-14 filed on July 9, 2002.
      (15)  Not applicable.
      (16) Powers of Attorney. Incorporated by reference to Registrant's Combined Prospectus/Proxy Statement on Form N-14 filed on July 9, 2002.
      (17)  (a) Proxy card. Filed herein.
            (b) Lord Abbett Investment Trust Prospectus dated April 1, 2002 is incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
            (c) Lord Abbett Securities Trust Prospectus dated March 1, 2002 on Form N-1A filed on February 28, 2002), incorporated by reference to Registrant's Combined Prospectus/Proxy Statement on Form N-14 filed on July 9, 2002.
            (d) Lord Abbett Investment Trust Annual Report for the year ended November 30, 2001 is incorporated by reference to the Registrant's 2001 Annual Report on Form N-30D filed on January 30, 2002 (Accession Number 0000912057-02-003401).
            (e) Lord Abbett Investment Trust Semi-Annual Report for the six-month period ended May 31, 2002 on Form N-30D filed on July 30, 2002 (Accession Number 0000912057-02-029139) filed herein.
            (f) Lord Abbett Securities Trust Annual Report for the year ended October 31, 2001 on Form N-30D filed on December 27, 2001 (Accession Number 0000912057-01-544685), incorporated by reference to Registrant's Combined Prospectus/Proxy Statement on Form N-14 filed on July 9, 2002.
            (g) Lord Abbett Securities Trust Semi-Annual Report for the six-month period ended April 30, 2002 on Form N-30D filed on June 27, 2002 (Accession Number 0000912057-02-025563), incorporated by reference to Registrant's Combined Prospectus/Proxy Statement on Form N-14 filed on July 9, 2002.
            (h) Lord Abbett Investment Trust Statement of Additional Information dated April 1, 2002 is incorporated by reference to Post Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed on March 29, 2002.
            (i) Lord Abbett Securities Trust Statement of Additional Information, as amended, is incorporated by reference to Registrant's Combined Prospectus/Proxy Statement on Form N-14 filed on July 9, 2002.
            (j) Supplement to Prospectus and Statement of Additional Information for Lord Abbett Securities Trust and Lord Abbett Investment Trust dated August 1, 2002 filed herein.

Item 17. Undertakings

      (1) The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certfices that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on 23rd day of August, 2002.

                                            LORD ABBETT INVESTMENT TRUST

                                            /s/ Christina T. Simmons
                                            -------------------------------
                                            By: Christina T. Simmons
                                                Vice President

                                            /s/ Francie W. Tai
                                            -------------------------------
                                            By: Francie W. Tai
                                                Treasurer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                         TITLE                   DATE
          ---------                         -----                   ----

                                    Chairman, President,
/s/ Robert S. Dow*                       and Trustee           August 23, 2002
------------------------------    ---------------------------  ---------------
Robert S. Dow

/s/ E. Thayer Bigelow*                     Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
E. Thayer Bigelow

/s/ William H. T. Bush*                    Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*                Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon*                      Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
Stewart S. Dixon

/s/ Franklin W. Hobbs*                     Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
Franklin W. Hobbs

/s/ C. Alan MacDonald*                     Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
C. Alan MacDonald

/s/ Thomas J. Neff*                        Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
Thomas J. Neff

/s/ James F. Orr, III                      Trustee             August 23, 2002
------------------------------    ---------------------------  ---------------
James F. Orr, III

/s/ Christina T. Simmons
------------------------
*Christina T. Simmons
Attorney-in-Fact